Income Taxes (Details Narrative) (10-K) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 22, 2018	Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective tax statutory rate	35.00%	35.00%	21.00%	21.00%	21.00%	21.00%	34.00%	34.00%
Reduced tax rate		21.00%
Deferred tax asset							$ 3,800,000	$ 3,800,000
Unrecognized tax benefits
Refundable tax credit							17,253	$ 47,082
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards							$ 26,606,541
Operating loss carry forwards expiration year							2026
Federal [Member]
Operating loss carry forwards							$ 33,345,946
Operating loss carry forwards expiration year							2026